Investments under Resale Agreements and Obligations under Repurchase Agreements (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Total	$ 380,055	$ 48,545
Instruments From Other Domestic Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total	131	128
Instruments From Other Foreign Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total
Time Deposits In Chilean Financial Institutions [Member] | Instruments From Other Domestic Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total	131	128
Securities From Government Or Foreign Central Banks [Member] | Instruments From Other Foreign Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total
From 1 Day And Less Than 3 Months [Member]
Disclosure of fair value measurement of assets [line items]
Total	380,018	48,545
From 1 Day And Less Than 3 Months [Member] | Instruments From Other Domestic Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total	127	128
From 1 Day And Less Than 3 Months [Member] | Instruments From Other Foreign Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total
From 1 Day And Less Than 3 Months [Member] | Time Deposits In Chilean Financial Institutions [Member] | Instruments From Other Domestic Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total	127	128
From 1 Day And Less Than 3 Months [Member] | Securities From Government Or Foreign Central Banks [Member] | Instruments From Other Foreign Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total
More Than 3 Months To 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total	37
More Than 3 Months To 1 Year [Member] | Instruments From Other Domestic Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total	4
More Than 3 Months To 1 Year [Member] | Instruments From Other Foreign Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total
More Than 3 Months To 1 Year [Member] | Time Deposits In Chilean Financial Institutions [Member] | Instruments From Other Domestic Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total	4
More Than 3 Months To 1 Year [Member] | Securities From Government Or Foreign Central Banks [Member] | Instruments From Other Foreign Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total
More Than 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total
More Than 1 Year [Member] | Instruments From Other Domestic Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total
More Than 1 Year [Member] | Instruments From Other Foreign Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total
More Than 1 Year [Member] | Time Deposits In Chilean Financial Institutions [Member] | Instruments From Other Domestic Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total
More Than 1 Year [Member] | Securities From Government Or Foreign Central Banks [Member] | Instruments From Other Foreign Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	379,924	48,417
Chilean Central Bank And Government Securities [Member] | Other Securities From The Government And The Chilean Central Bank [Member]
Disclosure of fair value measurement of assets [line items]
Total	379,924	110
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Total		48,307
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Notes [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | From 1 Day And Less Than 3 Months [Member]
Disclosure of fair value measurement of assets [line items]
Total	379,891	48,417
Chilean Central Bank And Government Securities [Member] | From 1 Day And Less Than 3 Months [Member] | Other Securities From The Government And The Chilean Central Bank [Member]
Disclosure of fair value measurement of assets [line items]
Total	379,891	110
Chilean Central Bank And Government Securities [Member] | From 1 Day And Less Than 3 Months [Member] | Chilean Central Bank Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Total		48,307
Chilean Central Bank And Government Securities [Member] | From 1 Day And Less Than 3 Months [Member] | Chilean Central Bank Notes [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total	33
Chilean Central Bank And Government Securities [Member] | More Than 3 Months To 1 Year [Member] | Other Securities From The Government And The Chilean Central Bank [Member]
Disclosure of fair value measurement of assets [line items]
Total	33
Chilean Central Bank And Government Securities [Member] | More Than 3 Months To 1 Year [Member] | Chilean Central Bank Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | More Than 3 Months To 1 Year [Member] | Chilean Central Bank Notes [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | More Than 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | More Than 1 Year [Member] | Other Securities From The Government And The Chilean Central Bank [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | More Than 1 Year [Member] | Chilean Central Bank Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | More Than 1 Year [Member] | Chilean Central Bank Notes [Member]
Disclosure of fair value measurement of assets [line items]
Total